1604(b)(5) De-SPAC, Material Financing Transactions	Jun. 11, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Financing Transactions, Anticipated Use of Proceeds [Text Block]
Sources and Uses of Proceeds
The following tables summarize the anticipated sources and uses of funds in the Business Combination, in various redemptions scenarios. Such tables are for illustrative purposes only. Where actual amounts are not known or knowable, the figures below represent good faith estimates of such amounts.
Sources and Uses of Proceeds (No Redemptions Scenario) (in millions)
The following table summarizes the sources and uses of funds for the Business Combination assuming no additional redemptions by PCSC shareholders.

Sources		Uses
Cash in Trust Account(1)	$84.5	Cash to Balance Sheet	$348.9
Marketable Securities of Freenome	102.1	Marketable securities to Balance Sheet	102.1
Existing Cash Balances, as of March 31, 2026	41.9	Estimated Unpaid Transaction Expenses, as of March 31, 2026	17.5
Cash Proceeds from the PIPE Financing	240.0
Total Sources	$468.5	Total Uses	$468.5

Sources and Uses of Proceeds (25% Redemptions Scenario) (in millions)
The following table summarizes the sources and uses of funds for the Business Combination assuming 25% redemptions by PCSC shareholders.

Sources		Uses
Cash in Trust Account(1)	$84.5	Cash to Balance Sheet	$327.8
Marketable Securities of Freenome	102.1	Marketable securities to Balance Sheet	102.1
Existing Cash Balances, as of March 31, 2026	41.9	Redemption of PCSC Class A Shares held by public shareholders(2)	21.1
Cash Proceeds from the PIPE Financing	240.0	Estimated Unpaid Transaction Expenses, as of March 31, 2026	17.5
Total Sources	$468.5	Total Uses	$468.5

Sources and Uses of Proceeds (50% Redemptions Scenario) (in millions)
The following table summarizes the sources and uses of funds for the Business Combination assuming 50% redemptions by PCSC shareholders.

Sources		Uses
Cash in Trust Account(1)	$84.5	Cash to Balance Sheet	$306.6
Marketable Securities of Freenome	102.1	Marketable securities to Balance Sheet	102.1
Existing Cash Balances, as of March 31, 2026	41.9	Redemption of PCSC Class A Shares held by public shareholders(2)	42.3
Cash Proceeds from the PIPE Financing	240.0	Estimated Unpaid Transaction Expenses, as of March 31, 2026	17.5
Total Sources	$468.5	Total Uses	$468.5

Sources and Uses of Proceeds (Aggregate Transaction Proceeds Condition Redemptions Scenario)
(in millions)
The following table summarizes the sources and uses of funds for the Business Combination assuming the Aggregate Transaction Proceeds Condition Redemptions Scenario.

Sources		Uses
Cash in Trust Account(1)	$84.5	Cash to Balance Sheet	$286.2
Marketable Securities of Freenome	102.1	Marketable securities to Balance Sheet	102.1
Existing Cash Balances, as of March 31, 2026	41.9	Redemption of PCSC Class A Shares held by public shareholders(2)	62.7
Cash Proceeds from the PIPE Financing	240.0	Estimated Unpaid Transaction Expenses, as of March 31, 2026	17.5
Total Sources	$468.5	Total Uses	$468.5

(1)	Reflects the amount in the trust account as of March 31, 2026, after giving effect to the redemptions in connection with the Extension Amendment Proposal.
(2)
Assumes a redemption price of $10.82 per share, based on the amount in the trust account as of March 31, 2026, after giving effect to the redemptions in connection with the Extension Amendment Proposal.

PIPE Financing [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]
PIPE Financing
In connection with entering into the Business Combination Agreement, on December 5, 2025, PCSC entered into Subscription Agreements with the PIPE Investors. Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and PCSC agreed to issue and sell to the PIPE Investors, on the Closing Date immediately following the Closing, an aggregate of 24,000,000 shares of New Freenome Common Stock for a purchase price of $10.00 per share, and aggregate gross proceeds of $240.0 million.
Existing Freenome stockholders (other than the Perceptive PIPE Investor and investors who were existing PCSC shareholders) subscribed for approximately $72.4 million of the PIPE Financing. Existing PCSC shareholders (other than the Perceptive PIPE Investor and investors who were existing Freenome stockholders) subscribed for approximately $15.0 million of the PIPE Financing. PIPE Investors who were both existing shareholders of PCSC and Freenome (other than the Perceptive PIPE Investor) subscribed for approximately $52.6 million of the PIPE Financing. The Perceptive PIPE Investor subscribed for an aggregate of $55.0 million of the PIPE Financing. Investors who were neither existing Freenome stockholders nor existing PCSC shareholders subscribed for approximately $45.0 million of the PIPE Financing.
The obligations of each party to consummate the PIPE Financing are conditioned upon, among other things, (i) the New Freenome Common Stock (including the New Freenome Common Stock issuable to the PIPE Investors pursuant to the Subscription Agreements) having been approved for listing on Nasdaq; and (ii) satisfaction of all conditions precedent to the closing of the transactions set forth in the Business Combination Agreement. The obligations of the PIPE Investors to consummate the PIPE Financing are further subject to additional conditions, including, among other things: (i) the Business Combination Agreement shall not have been amended, modified, or supplemented, and no condition waived thereunder, in a manner that would reasonably be expected to materially and adversely affect the economic benefits that a PIPE Investor would reasonably expect to receive under the Subscription Agreement; (ii) the material truth and accuracy of the representations and warranties of PCSC in the Subscription Agreement, subject to customary bringdown standards; (iii) no subscription agreement, or other agreements or understandings (including side letters) entered into in connection with the sale of New Freenome Common Stock under the Subscription Agreements, with any other PIPE Investors shall have been amended, modified, or waived in any manner that benefits such other PIPE Investor unless all PIPE Investors have been offered substantially the same benefits; and (iv) there has not occurred any material adverse effect or parent material adverse effect since the date of the Subscription Agreement that is continuing. See “Business Combination Proposal—Related Agreements—PIPE Financing.”
Lock-Up Agreement
In connection with the Closing, the Sponsor and certain former Freenome stockholders will enter into the Lock-Up Agreement with PCSC. Pursuant to the Lock-Up Agreement, the Sponsor and certain Freenome stockholders will agree not to transfer (except for certain permitted transfers) any shares of New Freenome Common Stock held by such holder after the Domestication until six (6) months after the Closing Date. See “Business Combination Proposal—Related Agreements—Lock-up Agreements.”